Annual Fund Operating Expenses - Pioneer Strategic Income Fund	Jan. 20, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.06%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.73%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.74%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.40%
Class K
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.62%